Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated other comprehensive loss
Accumulated other comprehensive loss
The following table presents the changes in accumulated other comprehensive loss by component, net of tax.

(in millions)	Cash flow hedges	Defined benefit pension items	Currency translation items	Total
Balance as of December 31, 2015	$—	$3.0	$(427.4)	$(424.4)
Other comprehensive income before reclassifications	—	1.2	36.3	37.5
Amounts reclassified from accumulated other comprehensive loss	—	(3.0)	—	(3.0)
Net current period other comprehensive (loss) income	$—	$(1.8)	$36.3	$34.5
Balance as of December 31, 2016	$—	$1.2	$(391.1)	$(389.9)
Other comprehensive income (loss) before reclassifications	4.4	(2.2)	107.1	109.3
Amounts reclassified from accumulated other comprehensive loss	2.3	(0.2)	—	2.1
Net current period other comprehensive income (loss)	$6.7	$(2.4)	$107.1	$111.4
Balance as of December 31, 2017	$6.7	$(1.2)	$(284.0)	$(278.5)

The following is a summary of the amounts reclassified from accumulated other comprehensive loss to net income (loss).

(in millions)	Year ended December 31, 2017 (1)	Year ended December 31, 2016 (1)	Location of impact on statement of operations
Amortization of defined benefit pension items:
Prior service credits	$(0.2)	$(4.5)	Other expense, net
Tax expense	—	1.5	Income tax expense (benefit)
Net of tax	$(0.2)	$(3.0)
Cash flow hedges:
Interest rate swap contracts	$3.8	$—	Interest expense
Tax benefit	(1.5)	—	Income tax expense (benefit)
Net of tax	$2.3	$—
Total reclassifications for the period	$2.1	$(3.0)

(1)	Amounts in parentheses indicate credits to net income in the consolidated statement of operations.
Refer to “Note 8: Employee benefit plans” for additional information regarding the amortization of defined benefit pension items, “Note 17: Derivatives” for cash flow hedging activity and “Note 2: Significant accounting policies” for foreign currency gains and losses relating to intercompany borrowings of a long-term nature that are reflected in currency translation items.